Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.49%
Pennsylvania–86.33%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$1,745,776

Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	14,917,661

Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	5,293,565

Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,080	1,029,377

Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	6,500	5,855,940

Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	543,850

Series 2022, Ref. RB	5.25%	09/01/2035	540	544,340

Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	120	125,631

Series 2017, RB	5.00%	10/15/2037	615	610,717

Series 2017, RB	5.00%	10/15/2047	1,500	1,409,772

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	15,808,712

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(c)	4.37%	02/01/2037	495	484,587

Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,018,888

Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,502,855

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $7,023,369)(d)	5.60%	07/01/2023	6,362	5,216,926

Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,115	1,115,759

Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	2,120	2,172,039

Series 2022, RB	5.75%	06/01/2052	3,250	3,698,326

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	1,983,140

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2042	615	599,554

Series 2018, RB(e)	5.38%	05/01/2042	4,000	4,004,070

Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,299,563

Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,303,675

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,091,981

Series 2017 A, Ref. RB	5.00%	05/15/2042	500	463,020

Series 2017 A, Ref. RB	5.00%	05/15/2047	600	538,263

Series 2017 C, RB	5.00%	05/15/2047	475	426,125

Series 2017, RB	5.00%	05/15/2042	600	555,624

Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	4,800,209

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	572,710

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,084,766

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	268,072

Cheltenham (Township of), PA;
Series 2018, GO Bonds(f)(g)	4.00%	07/01/2023	170	170,061

Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,597,784

Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,058,963

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	155	131,072

Series 2019, Ref. RB	4.00%	12/01/2039	305	228,273

Series 2019, Ref. RB	5.00%	12/01/2051	8,000	6,425,898

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	737,039

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	$695	$622,519

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds); Series 2019, RB	5.00%	12/01/2044	1,440	1,553,101

Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,078,055

Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	9,840	9,317,753

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	982,950

Series 2013, RB	5.00%	08/01/2045	750	704,051

Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	3,000	3,001,846

Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,346,844

Series 2014 A, RB	5.00%	07/01/2045	1,000	1,007,400

Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,238,218

Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,473,403

Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,558,505

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2034	300	187,070

Series 2020 A, GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2038	2,700	1,293,746

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2033	500	325,133

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2034	980	611,096

Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2033	640	416,170

Commonwealth Financing Authority;
Series 2018, RB(i)(j)	5.00%	06/01/2034	2,500	2,672,942

Series 2018, RB(i)(j)	5.00%	06/01/2035	500	532,069

Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(f)(g)	5.00%	01/01/2025	515	528,137

Series 2015, Ref. RB	5.00%	01/01/2038	630	630,447

Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,539,434

Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,102,519

Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,011,332

Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,699,286

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	528,648

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,215,000

Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	335	328,123

Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,174,747

Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(f)	5.38%	11/15/2023	10	10,246

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,441,375

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,323,567

Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	219,232

Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(e)	5.13%	06/01/2046	2,080	1,922,777

Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,527,568

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,207,961

Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	177,713

DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	662,823

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(f)(g)	5.00%	07/01/2023	1,750	1,751,509

Series 2014, RB(f)(g)	5.00%	07/01/2024	250	254,052

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	648,612

Series 2016, Ref. RB	5.00%	12/01/2039	370	375,055

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Erie (City & County of), PA Water Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	$1,280	$1,360,760

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	181,278

Series 2021, RB	4.00%	05/01/2041	730	612,200

Series 2021, RB	5.00%	05/01/2047	330	312,022

Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,759,094

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	388,892

Series 2018, Ref. RB	5.00%	12/01/2053	700	533,745

Series 2019, RB	5.00%	12/01/2039	755	647,571

Series 2019, RB	5.00%	12/01/2054	3,000	2,286,887

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	17,032,852

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,611,344

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,274,923

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	5,005	5,062,577

Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,039,402

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	562,438

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	212,669

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,588,168

Lancaster School District; Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	931,630

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	387,738

Series 2021, Ref. RB	4.00%	03/01/2051	485	372,827

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,017,515

Series 2019, Ref. RB	4.00%	07/01/2049	8,500	7,634,662

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,059	4,517,212

Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	1,979,341

Series 2014 C, RB(l)	0.00%	02/01/2044	3,238	17,820

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,091,572

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social);
Series 2022 A, RB	5.00%	01/01/2042	930	880,404

Series 2022 A, RB	4.50%	01/01/2045	800	692,341

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	390,774

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	721,561

Series 2017, Ref. RB	5.00%	12/01/2047	1,000	905,741

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	6,500	5,764,015

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	14,941,495

Series 2020 C, RB	4.00%	11/15/2043	350	286,377

Series 2020 C, RB	5.00%	11/15/2045	675	635,911

Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,236,146

Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	2,901,890

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,011,022

Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	6,343,546

Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,279,939

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	$330	$340,035

Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,171,819

Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,522,122

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(m)(n)	5.00%	12/31/2023	14,827	2,668,790

Series 2013, RB(m)(n)	5.00%	12/31/2023	7,059	1,270,644

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	444,388

Series 2019, Ref. RB	5.00%	11/01/2044	950	812,807

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	871,861

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	985,277

Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,288,116

Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds(j)	5.00%	06/15/2034	3,000	3,052,028

First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,726,405

Second series 2013, GO Bonds	5.00%	10/15/2031	2,870	2,881,446

Series 2018 A, Ref. COP	4.00%	07/01/2046	540	498,832

Series 2022, GO Bonds	5.00%	10/01/2042	2,000	2,218,559

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	5,590	5,834,872

Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2017 A, Ref. RB	4.00%	11/15/2035	5,000	5,023,387

Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,964,702

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System);
Series 2013 C, RB (INS - AGM)(a)(h)	0.00%	01/01/2044	775	281,881

Series 2013, RB	6.00%	07/01/2053	920	922,428

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(e)	3.25%	08/01/2039	1,250	915,263

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	637,190

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,442,436

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	2,600	2,666,808

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,667,501

Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,749,703

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	586,316

Series 2021, Ref. RB	4.00%	07/01/2046	2,000	1,586,017

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,384,510

Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,373,833

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB(f)	6.25%	09/01/2033	320	322,082

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,002,513

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,079,926

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(j)	5.00%	08/15/2046	2,200	2,309,315

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,111,962

Series 2019, RB	4.00%	08/15/2044	10,000	9,511,170

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,004,598

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	$2,500	$1,977,690

Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	1,000	1,061,109

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	955,866

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	3,911,364

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,980,631

Series 2016, Ref. RB(f)(g)	5.00%	12/01/2026	5	5,346

Series 2016, Ref. RB	5.00%	06/01/2036	4,795	4,933,097

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,185,906

Series 2009 E, RB	6.38%	12/01/2038	11,435	12,637,159

Series 2015 B, RB	5.00%	12/01/2030	500	522,052

Series 2015 B, RB	5.00%	12/01/2031	1,000	1,043,969

Series 2017 A, RB	5.50%	12/01/2042	5,000	5,237,616

Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,114,141

Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,682,789

Series 2018 A-2, RB	5.00%	12/01/2043	535	563,318

Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,221,285

Series 2019 A, RB	5.00%	12/01/2044	1,000	1,050,001

Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,655,390

Series 2019 A, RB	5.00%	12/01/2049	9,660	10,095,636

Series 2021 A, RB	4.00%	12/01/2050	3,000	2,790,346

Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	8,256,107

Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,250,471

Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	5.00%	06/01/2030	400	427,172

Series 2021 A, RB(b)	2.63%	06/01/2042	1,900	1,594,740

Series 2023 B, RB(b)	5.00%	06/01/2050	800	765,058

Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(b)	4.00%	06/01/2044	5,000	4,790,595

Pennsylvania State University (The);
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,482,978

Series 2017 A, RB	5.00%	09/01/2047	2,500	2,611,676

Series 2019 A, RB	5.00%	09/01/2044	1,330	1,427,489

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,708,752

Series 2017 A, RB	5.00%	10/01/2052	1,895	1,957,682

Series 2017 A, RB(i)(j)	5.25%	10/01/2052	2,070	2,158,783

Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,742,564

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	743,601

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	19,983,270

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,049,355

Series 2018 A, RB	5.00%	10/01/2053	7,000	7,275,137

Series 2019 B, GO Bonds	5.00%	02/01/2037	145	156,764

Series 2019 B, RB	5.00%	11/01/2049	4,635	4,841,520

Series 2019 B, RB	5.00%	11/01/2054	11,030	11,496,788

Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	5,000	5,274,650

Series 2020 A, RB	5.00%	11/01/2050	1,250	1,310,156

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,431,604

Series 2021 A, GO Bonds	5.00%	05/01/2034	1,420	1,605,268

Series 2021 A, GO Bonds	4.00%	05/01/2042	2,500	2,411,242

Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2039	1,000	962,466

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(e)(f)(g)	5.00%	03/15/2028	30	32,687

Series 2017, Ref. RB(e)	5.00%	03/15/2045	510	428,773

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(f)(g)(j)	5.00%	07/01/2024	1,500	1,526,714

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	863,639

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	$820	$844,454

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	300	285,129

Series 2019, RB	5.00%	06/15/2050	350	313,319

Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,560	1,546,919

Series 2010 A, IDR	5.63%	06/15/2042	4,000	3,736,480

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	580,107

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,517,983

Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,354	2,401,226

Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,505,777

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,705,190

Series 2022, RB	5.25%	11/01/2052	2,000	2,119,352

Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,004,483

Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,096,743

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	533,286

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,972,276

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,600	1,398,300

Series 2017, RB	5.00%	12/01/2058	10,000	9,695,116

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	826,631

Series 2017, Ref. RB	5.00%	07/01/2049	500	396,089

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,027,643

Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2039	1,300	1,341,101

Series 2017, RB	5.00%	05/01/2042	2,415	2,481,389

Series 2017, RB	5.00%	05/01/2047	3,335	3,405,095

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,038

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	549,588

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	10,470,180

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	10,457,654

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,036,428

Series 2019 A, GO Bonds	4.00%	09/01/2037	7,050	6,957,369

Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,054,447

Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	1,858,234

Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	492,056

Series 2021, GO Bonds	4.00%	09/01/2041	600	588,868

Series 2022, GO Bonds	5.00%	09/01/2042	1,250	1,343,400

Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,450	2,452,352

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	501,237

Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,270,096

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	997,995

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	4,350	4,274,095

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,090,722

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	$1,500	$1,579,729

Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,568,675

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	884,818

Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	805,822

Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,033,817

Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	777,106

Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	4,000	4,417,312

Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,349,987

Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	3,000	3,002,256

Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,434,875

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	499,535

West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,910,737

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,268,999

Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,047,931

Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,771,513

Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,267,343

				666,144,174

Puerto Rico–12.92%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	14,930	14,930,623

Series 2005 A, RB(h)	0.00%	05/15/2050	53,320	9,509,643

Series 2008 A, RB(h)	0.00%	05/15/2057	415,530	28,039,424

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	5,725	150,281

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	434	413,767

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,000	1,174,949

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	725	725,591

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,477,081

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,499,033

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,495,092

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,476,914

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,194,254

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,045,200

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	871,521

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,361	1,140,391

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,144,885

Subseries 2022, RN	0.00%	11/01/2043	6,771	3,309,379

Subseries 2022, RN	0.00%	11/01/2051	189	75,643

Subseries 2022, RN	0.00%	11/01/2051	198	96,018

Subseries 2022, RN	0.00%	11/01/2051	73	70,299

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	740	748,716

Series 2022 A, Ref. RB(e)	5.00%	07/01/2033	2,000	2,018,133

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,002,643

Series 2007 TT, RB(l)	5.00%	07/01/2032	1,450	1,040,375

Series 2010 AAA, RB(l)	5.25%	07/01/2024	1,435	1,026,025

Series 2010 XX, RB(l)	5.25%	07/01/2040	2,445	1,754,288

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	414	397,655

Series 2022 B, RB(h)	0.00%	07/01/2032	269	171,261

Series 2022 C, RB(k)	5.00%	07/01/2053	3,710	2,263,010

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	$3,912	$1,057,213

Series 2018 A-1, RB(h)	0.00%	07/01/2051	7,242	1,442,255

Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,304,156

Series 2019 A-2, RB	4.54%	07/01/2053	91	81,451

Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,120,075

Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	1,014,323

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,136,569

Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,260,445

				99,678,581

Virgin Islands–0.98%
Tobacco Settlement Financing Corp.;
Series 2006, RB(h)	0.00%	05/15/2035	4,150	1,709,393

Series 2006, RB(h)	0.00%	05/15/2035	2,195	970,030

Series 2006, RB(h)	0.00%	05/15/2035	7,000	2,861,688

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2014 C, Ref. RB(e)	5.00%	10/01/2039	2,500	2,017,696

				7,558,807

Northern Mariana Islands–0.14%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	655	629,405

Series 1998 A, RB(b)	6.60%	03/15/2028	495	477,586

				1,106,991

Guam–0.12%
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	287,551

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	615	615,917

				903,468

TOTAL INVESTMENTS IN SECURITIES(o)–100.49% (Cost $826,685,391)				775,392,021

FLOATING RATE NOTE OBLIGATIONS–(1.05)%
Notes with interest and fee rates ranging from 3.45% to 3.97% at 05/31/2023 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(p)				(8,095,000)

OTHER ASSETS LESS LIABILITIES–0.56%				4,322,690

NET ASSETS–100.00%				$771,619,711

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.

(d)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $11,938,953, which represented 1.55% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Zero coupon bond issued at a discount.

(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $3,838,508, which represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.22%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $12,251,850 are held by TOB Trusts and serve as collateral for the $8,095,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$771,452,587	$3,939,434	$775,392,021

                             Invesco Pennsylvania Municipal Fund